Tax assets and liabilities - Current Tax (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax assets and liabilities [Abstract]
Current tax recoverable	$ 77	$ 31
Current tax liabilities	273	238
Provision for uncertain tax matters	$ 77	$ 95